Guarantees, Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees (Tables) [Abstract]
Schedule of Guarantor Obligations

	December 31,
	2011			2010
		Maximum	Non-		Maximum	Non-
	Carrying	exposure	investment	Carrying	exposure	investment
(in millions)	value	to loss	grade	value	to loss	grade
Standby letters of credit	$85	41,171	22,259	142	42,159	19,596
Securities lending and other indemnifications (1)	-	669	62	45	13,645	3,993
Liquidity agreements (2)	-	2	2	-	49	1
Written put options (2)(3)	1,469	8,224	2,466	747	8,134	2,615
Loans and MHFS sold with recourse	102	5,784	3,850	119	5,474	3,564
Residual value guarantees	8	197	-	8	197	-
Contingent consideration	31	98	97	23	118	116
Other guarantees	6	552	4	-	73	-
Total guarantees	$1,701	56,697	28,740	1,084	69,849	29,885

  We commenced divestiture of our securities lending business in the latter half of 2011.
  Certain of these agreements included in this table are related to off-balance sheet entities and, accordingly, are also disclosed in Note 8.
  Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 16.

Significant Components of Assets Pledged

	Dec. 31,	Dec. 31,
(in millions)	2011	2010
Securities available for sale	$80,540	94,212
Loans	317,742	312,602
Total	$398,282	406,814